Cash and Cash Equivalents (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Time deposit interest rate	0.26%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Time deposit interest rate	1.75%